Financial Assets and Financial Liabilities - Schedule of Other Financial Liabilities (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current		$ 6,860,850	$ 3,421,337
Other financial liabilities, Non- current		18,912,929	28,676,987
Other financial liabilities, Total		25,773,779	32,098,324
Diaprost Contingent Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current		1,979,902	1,328,087
Other financial liabilities, Non- current		6,916,482	8,841,829
Other financial liabilities, Total		8,896,384	10,169,916
NanoMab Contingent Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current	[1]	4,502,764	1,832,833
Other financial liabilities, Non- current	[1]	1,050,443	4,899,858
Other financial liabilities, Total	[1]	5,553,207	6,732,691
NeoIndicate Contingent Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current	[2]
Other financial liabilities, Non- current	[2]		1,870,454
Other financial liabilities, Total	[2]		1,870,454
Pivalate Contingent Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current		378,184	225,245
Other financial liabilities, Non- current		1,646,950	1,933,981
Other financial liabilities, Total		2,025,134	2,159,226
Pharma15 Deferred Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current	[3]
Other financial liabilities, Non- current	[3]
Other financial liabilities, Total	[3]
Pharma15 Contingent Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current
Other financial liabilities, Non- current			1,134,164
Other financial liabilities, Total			1,134,164
TRIMT Contingent Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current
Other financial liabilities, Non- current		7,758,256	8,423,667
Other financial liabilities, Total		7,758,256	8,423,667
UCLA Contingent Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current
Other financial liabilities, Non- current
Other financial liabilities, Total
MD Anderson Contingent Consideration [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current			35,172
Other financial liabilities, Non- current		1,540,798	1,573,034
Other financial liabilities, Total		1,540,798	1,608,206
Advanced Payment Liability [Member]
Schedule of Other Financial Liabilities [Line Items]
Other financial liabilities, Current
Other financial liabilities, Non- current
Other financial liabilities, Total

[1]	Payment to be made in the form of ordinary shares in the company, based on the price of the 7-day volume weighted average price (VWAP) prior to the announcement of the milestone on the ASX.
[2]	The NeoIndicate asset was handed back to the university during the financial year, resulting in the unwinding of contingent consideration for its milestone payments.
[3]	The Pharma15 asset was fully impaired during the year and as a result the likelihood of milestones being met for the progression of the asset has been also reduced to nil.